RELATED-PARTY TRANSACTIONS (Details) - TD 401(k) Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 6,812,852,771	$ 5,805,928,413
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 267,257,794	$ 155,326,392
Common Stock | The Toronto-Dominion Bank
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares owned	2,837,132	2,917,475
Investments at fair value	$ 267,257,794	$ 155,326,392
Dividends received	$ 8,633,099	$ 9,076,320